Debt - Schedule of Maturities of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020	$ 15,000
2021	15,000
2022	15,000
2023	15,000
2024	298,500
Total debt	$ 358,500	$ 232,625